Income Taxes - Deferred Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets, net:
Net operating loss carryforwards	$ 9,008,344	$ 9,448,214
Capitalization of patent costs net of amortization	441,076	710,286
Capitalization of acquisition costs net of amortization	35,263
Tax credit carry forwards	1,421,252	2,519,715
Other timing differences	197,464	(199,440)
Deferred Tax Assets, Gross, Total	11,103,399	12,478,775
Less valuation allowance	(11,103,399)	(12,478,775)
Net deferred tax asset	$ 0	$ 0